Operations - Schedule of Consolidated Variable Interest Entities (Detail) - VIEs [Member]	12 Months Ended
Dec. 31, 2025
Beijing NetEase Youdao Computer System Co., Ltd. ("Youdao Computer") [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Beijing, China, 2007
Percentage of beneficial interests	100.00%
Principal activities	Providing online learning services as well as online marketing services
Hangzhou NetEase Linjiedian Education Technology Co., Ltd. ("Linjiedian Education") [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Hangzhou, China, 2019
Percentage of beneficial interests	100.00%
Principal activities	Providing online learning services
Youdao (Guangzhou) Computer System Co., Ltd. ("Youdao Guangzhou Computer") [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Guangzhou, China, 2021
Percentage of beneficial interests	100.00%
Principal activities	Providing online learning services